EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loss per share:
EARNINGS PER SHARE

18. EARNINGS PER SHARE

Table 18.1: Details of Basic and Dilutive Loss Per Share

	For the Three Months Ended March 31,
	2026	2025
Basic net loss per share:
Numerator
Net loss including non-controlling interests	$(2,561,786)	$(10,248,486)
Less: Net loss attributable to non-controlling interest	(433,324)	-
Net loss attributable to common stockholders - basic	$(2,128,462)	$(10,248,486)
Denominator
Weighted average shares outstanding - basic	4,561,976	658,218
Basic net loss per share attributable to common stockholders	$(0.47)	$(15.57)
Diluted net loss per share:
Numerator
Net loss attributable to common stockholders - basic	$(2,128,462)	$(10,248,486)
Add back interest for subordinated convertible promissory note	-	5,000
Net loss attributable to common stockholders - diluted	$(2,128,462)	$(10,243,486)
Denominator
Weighted average shares outstanding - basic	4,561,976	658,218
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note	-	3,360
Conversion of Series A Convertible Preferred Stock	-	77,860
Conversion of Series B Convertible Preferred Stock	-	38
Conversion of Series C Convertible Preferred Stock	-	1,212
Exercise of investor and placement agent warrants	-	640,243
Weighted average shares outstanding - diluted	4,561,976	1,383,507
Dilutive net loss per share attributable to common stockholders	$(0.47)	$(7.40)

Table 18.2: Details of Potentially Dilutive Effect of Securities Excluded from Dilutive EPS due to Anti-Dilutive Effect

	For the Three Months Ended March 31,
	2026	2025
Conversion of Series B Convertible Preferred Stock	1,347	-
Conversion of Series C Convertible Preferred Stock	1,202	-
Conversion of Series D Convertible Preferred Stock	10,092	-
Conversion of Series E Convertible Preferred Stock	51	-

21.	EARNINGS PER SHARE

Table 21.1: Details of Basic and Dilutive (Loss)/Earnings Per Share
	For the Year Ended December 31,
	2025	2024
Basic net (loss)/income per share:
Numerator
Net (loss)/income including non-controlling interests	$(24,059,084)	$1,229,601
Less: Net loss attributable to non-controlling interest	(393,376)	-
Net (loss)/income attributable to Common Stockholders - basic	(23,665,708)	1,229,601
Denominator
Weighted average shares outstanding - basic	1,760,310	282,437
Basic net (loss)/income per share attributable to Common Stockholders	$(13.44)	$4.35
Diluted net (loss)/income per share:
Numerator
Net (loss)/income attributable to Common Stockholders - basic	$(23,665,708)	$1,229,601
Add back interest for subordinated convertible promissory note	43,333	276,667
Net (loss)/income attributable to Common Stockholders - diluted	$(23,622,375)	$1,506,268
Denominator
Weighted average shares outstanding - basic	1,760,310	282,437
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note	3,333	58,347
Conversion of Series A Convertible Preferred Stock	-	70,203
Conversion of Series B Convertible Preferred Stock	-	175,182
Conversion of Series C Convertible Preferred Stock	-	1,212
Exercise of investor and placement agent warrants	-	317,548
Weighted average shares outstanding - diluted	1,763,643	904,929
Dilutive net (loss)/income per share attributable to Common Stockholders	$(13.39)	$1.66

Table 21.2: Details of Potentially Dilutive Effect of Securities Excluded from Dilutive EPS due to Anti-Dilutive Effect
	For the Year Ended December 31,
	2025	2024
Conversion of Series A Convertible Preferred Stock	92,332	-
Conversion of Series B Convertible Preferred Stock	28,090	-
Conversion of Series C Convertible Preferred Stock	1,202	-
Conversion of Series D Convertible Preferred Stock	10,092	-
Conversion of Series E Convertible Preferred Stock	2	-
Exercise of investor and placement agent warrants	922,845	317,548